Quarterly Holdings Report
for
Fidelity® Enhanced International ETF
March 31, 2026
ITE-NPRT3-0526
1.9910068.101
Common Stocks - 97.3%
	Shares	Value ($)
AUSTRALIA - 5.8%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Telstra Group Ltd	10,906,268	40,107,076
Interactive Media & Services - 0.0%
CAR Group Ltd	10	157
TOTAL COMMUNICATION SERVICES		40,107,233
Consumer Discretionary - 0.7%
Broadline Retail - 0.5%
Wesfarmers Ltd	807,957	40,643,675
Hotels, Restaurants & Leisure - 0.2%
Aristocrat Leisure Ltd	496,689	15,534,163
TOTAL CONSUMER DISCRETIONARY		56,177,838
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Woolworths Group Ltd	158,296	3,976,566
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Santos Ltd	2,194,542	12,052,429
Woodside Energy Group Ltd	784,985	18,983,094
TOTAL ENERGY		31,035,523
Financials - 1.5%
Banks - 0.9%
ANZ Group Holdings Ltd	111,326	2,762,833
Commonwealth Bank of Australia	306,527	35,466,589
National Australia Bank Ltd	1,189,039	33,996,442
Westpac Banking Corp	95,731	2,606,977
		74,832,841
Capital Markets - 0.3%
Macquarie Group Ltd	161,168	22,454,184
Insurance - 0.3%
Medibank Pvt Ltd	129	388
QBE Insurance Group Ltd	1,586,800	23,242,873
		23,243,261
TOTAL FINANCIALS		120,530,286
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Brambles Ltd	559,902	8,730,479
Trading Companies & Distributors - 0.0%
SGH Ltd	70,873	1,976,002
Transportation Infrastructure - 0.0%
Transurban Group unit	74,214	717,367
TOTAL INDUSTRIALS		11,423,848
Materials - 2.6%
Metals & Mining - 2.6%
BHP Group Ltd	1,740,823	60,522,464
BHP Group Ltd ADR (c)	163,334	11,880,915
Evolution Mining Ltd	2,954,827	25,728,178
Fortescue Ltd	1,776,180	24,889,405
Northern Star Resources Ltd	4,072	57,201
Rio Tinto Ltd	246,161	27,417,075
Rio Tinto PLC	177,078	16,275,378
Rio Tinto PLC ADR (c)	272,560	25,427,122
South32 Ltd	3,946,009	11,625,284
TOTAL MATERIALS		203,823,022
Utilities - 0.0%
Electric Utilities - 0.0%
Origin Energy Ltd	446,897	3,817,207
TOTAL AUSTRALIA		470,891,523
AUSTRIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Erste Group Bank AG	64,809	6,929,127
BELGIUM - 0.3%
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch InBev SA/NV	102,364	7,065,917
Financials - 0.2%
Banks - 0.2%
KBC Group NV	113,233	13,676,999
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	17,615	1,583,013
Insurance - 0.0%
Ageas SA/NV	11,854	863,876
TOTAL FINANCIALS		16,123,888
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	7,355	1,120,468
TOTAL BELGIUM		24,310,273
CHINA - 1.7%
Consumer Discretionary - 0.7%
Broadline Retail - 0.7%
Prosus NV Class N	1,290,166	58,128,472
Financials - 0.3%
Banks - 0.3%
BOC Hong Kong Holdings Ltd	3,966,000	21,647,809
Industrials - 0.7%
Machinery - 0.5%
Yangzijiang Shipbuildling (Holdings) Ltd	14,104,505	41,467,705
Marine Transportation - 0.2%
SITC International Holdings Co Ltd	3,196,108	13,891,160
TOTAL INDUSTRIALS		55,358,865
TOTAL CHINA		135,135,146
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC (United Kingdom)	92,192	5,442,329
DENMARK - 1.3%
Financials - 0.6%
Banks - 0.6%
Danske Bank A/S	995,486	48,086,722
Health Care - 0.5%
Biotechnology - 0.4%
Genmab A/S (b)	104,410	27,664,160
Genmab A/S ADR (b)	156,871	4,208,849
		31,873,009
Pharmaceuticals - 0.1%
Novo Nordisk A/S Class B ADR	504	18,522
Novo Nordisk A/S Series B	163,370	5,834,643
		5,853,165
TOTAL HEALTH CARE		37,726,174
Industrials - 0.2%
Electrical Equipment - 0.2%
Vestas Wind Systems A/S	698,380	20,540,271
TOTAL DENMARK		106,353,167
FINLAND - 1.7%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Neste Oyj	132,915	4,293,953
Financials - 0.7%
Banks - 0.3%
Nordea Bank Abp	1,693,901	28,732,116
Insurance - 0.4%
Sampo Oyj A Shares	2,795,033	29,728,339
TOTAL FINANCIALS		58,460,455
Industrials - 0.9%
Machinery - 0.9%
Kone Oyj B Shares	605,291	38,325,492
Wartsila OYJ Abp	931,552	34,143,247
TOTAL INDUSTRIALS		72,468,739
Materials - 0.0%
Paper & Forest Products - 0.0%
UPM-Kymmene Oyj	38,546	1,194,031
TOTAL FINLAND		136,417,178
FRANCE - 8.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Orange SA	316,004	6,455,851
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.1%
FDJ UNITED (c)	184,001	5,355,221
Sodexo SA	39,901	2,033,873
		7,389,094
Textiles, Apparel & Luxury Goods - 0.2%
LVMH Moet Hennessy Louis Vuitton SE	27,730	14,843,152
TOTAL CONSUMER DISCRETIONARY		22,232,246
Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	157,558	2,896,514
Food Products - 0.7%
Danone SA	716,212	57,153,635
TOTAL CONSUMER STAPLES		60,050,149
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
TotalEnergies SE	604,999	56,579,400
Financials - 2.4%
Banks - 2.2%
BNP Paribas SA	827,974	77,508,545
Credit Agricole SA	2,489,401	45,836,570
Societe Generale SA Series A	811,389	57,921,244
		181,266,359
Insurance - 0.2%
AXA SA	374,411	16,981,618
TOTAL FINANCIALS		198,247,977
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
EssilorLuxottica SA	42	9,631
Pharmaceuticals - 0.0%
Ipsen SA	4,557	844,860
TOTAL HEALTH CARE		854,491
Industrials - 1.9%
Aerospace & Defense - 0.9%
Airbus SE	26,523	4,930,196
Safran SA	154,533	49,905,581
Thales SA	49,719	14,487,609
		69,323,386
Building Products - 0.0%
Cie de Saint-Gobain SA	44,204	3,579,589
Construction & Engineering - 0.4%
Bouygues SA	6	342
Eiffage SA	194,423	29,472,530
Vinci SA	240	35,605
		29,508,477
Electrical Equipment - 0.5%
Legrand SA	292,974	44,598,098
Transportation Infrastructure - 0.1%
Getlink SE Series A	269,218	5,778,531
TOTAL INDUSTRIALS		152,788,081
Information Technology - 0.5%
IT Services - 0.5%
Capgemini SE	339,418	39,427,788
Materials - 0.0%
Chemicals - 0.0%
Air Liquide SA	15,082	3,101,596
Real Estate - 0.2%
Diversified REITs - 0.2%
Covivio SA/France	133,164	7,888,278
Office REITs - 0.0%
Gecina SA	32,251	2,527,402
Retail REITs - 0.0%
Klepierre SA	72,084	2,701,179
TOTAL REAL ESTATE		13,116,859
Utilities - 1.2%
Multi-Utilities - 1.2%
Engie SA	1,887,587	60,456,776
Veolia Environnement SA	970,109	36,621,674
TOTAL UTILITIES		97,078,450
TOTAL FRANCE		649,932,888
GERMANY - 8.8%
Communication Services - 1.2%
Diversified Telecommunication Services - 1.1%
Deutsche Telekom AG	2,474,316	91,375,024
Interactive Media & Services - 0.1%
Scout24 SE (d)(e)	53,847	4,107,778
TOTAL COMMUNICATION SERVICES		95,482,802
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Aumovio SE	5,410	208,980
Automobiles - 0.2%
Mercedes-Benz Group AG	266,301	16,125,852
Volkswagen AG	9,124	932,792
		17,058,644
Specialty Retail - 0.1%
Zalando SE (b)(d)(e)	344,304	8,178,156
TOTAL CONSUMER DISCRETIONARY		25,445,780
Financials - 1.9%
Banks - 0.0%
Commerzbank AG	89,174	3,173,579
Capital Markets - 0.6%
Deutsche Bank AG	1,634,639	47,452,218
Deutsche Boerse AG	6,141	1,782,327
		49,234,545
Insurance - 1.3%
Allianz SE	198,621	82,486,688
Hannover Rueck SE	12	3,714
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,310	816,740
Talanx AG	167,455	20,439,182
		103,746,324
TOTAL FINANCIALS		156,154,448
Health Care - 0.3%
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG	257,219	11,467,114
Pharmaceuticals - 0.2%
Bayer AG	251,938	11,469,012
TOTAL HEALTH CARE		22,936,126
Industrials - 2.9%
Air Freight & Logistics - 0.3%
Deutsche Post AG	430,766	22,281,065
Construction & Engineering - 0.0%
HOCHTIEF AG	2,611	1,155,261
Electrical Equipment - 1.1%
Siemens Energy AG	550,844	90,569,585
Industrial Conglomerates - 1.3%
Siemens AG	441,725	105,023,806
Machinery - 0.2%
Daimler Truck Holding AG	43,106	2,066,204
Gea Group Ag	40,873	2,891,275
Knorr-Bremse AG	63,752	7,158,765
Rational AG	5,617	4,038,279
		16,154,523
TOTAL INDUSTRIALS		235,184,240
Information Technology - 0.5%
Software - 0.5%
SAP SE	226,950	38,534,831
Materials - 0.5%
Chemicals - 0.4%
Evonik Industries AG	1,328,709	25,724,454
Symrise AG	56	4,741
		25,729,195
Construction Materials - 0.1%
Heidelberg Materials AG	55,262	11,392,032
TOTAL MATERIALS		37,121,227
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Vonovia SE	1,409,390	35,122,177
Utilities - 0.8%
Independent Power and Renewable Electricity Producers - 0.8%
RWE AG	933,907	62,263,046
Multi-Utilities - 0.0%
E.ON SE	187,227	4,103,064
TOTAL UTILITIES		66,366,110
TOTAL GERMANY		712,347,741
HONG KONG - 2.5%
Consumer Staples - 0.4%
Food Products - 0.4%
WH Group Ltd (d)(e)	27,341,251	35,775,294
Financials - 1.6%
Capital Markets - 0.5%
Futu Holdings Ltd Class A ADR (b)	68,166	9,322,382
Hong Kong Exchanges & Clearing Ltd	655,901	32,505,628
		41,828,010
Insurance - 1.1%
AIA Group Ltd	7,509,958	81,265,615
TOTAL FINANCIALS		123,093,625
Industrials - 0.2%
Machinery - 0.2%
Techtronic Industries Co Ltd	1,232,300	16,045,737
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd	187,382	1,062,465
Sun Hung Kai Properties Ltd	916,367	15,099,043
TOTAL REAL ESTATE		16,161,508
Utilities - 0.1%
Electric Utilities - 0.1%
CLP Holdings Ltd	1,013,413	9,499,293
Power Assets Holdings Ltd	289,500	2,253,988
TOTAL UTILITIES		11,753,281
TOTAL HONG KONG		202,829,445
INDONESIA - 0.1%
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Jardine Matheson Holdings Ltd (Singapore)	100,464	7,148,014
IRELAND - 0.5%
Industrials - 0.5%
Trading Companies & Distributors - 0.5%
AerCap Holdings NV	287,090	39,383,006
ISRAEL - 1.5%
Financials - 1.2%
Banks - 1.2%
Bank Hapoalim BM	1,708,512	39,839,743
Bank Leumi Le-Israel BM	1,663,160	36,915,033
Israel Discount Bank Ltd Class A	137,286	1,374,475
Mizrahi Tefahot Bank Ltd	161,048	11,667,695
		89,796,946
Insurance - 0.0%
Phoenix Financial Ltd	57,872	3,055,291
TOTAL FINANCIALS		92,852,237
Industrials - 0.2%
Aerospace & Defense - 0.2%
Elbit Systems Ltd	19,085	16,005,834
Information Technology - 0.1%
IT Services - 0.0%
Wix.com Ltd (b)	9,425	848,910
Software - 0.1%
Nice Ltd (b)	5,126	565,534
Nice Ltd ADR (b)(c)	90,297	9,956,147
		10,521,681
TOTAL INFORMATION TECHNOLOGY		11,370,591
TOTAL ISRAEL		120,228,662
ITALY - 2.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Italia SpA/Milano rights 4/1/2026 (b)	9,379,435	217
Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola HBC AG	279,444	15,704,768
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Eni SpA	949,708	27,278,342
Financials - 0.8%
Banks - 0.8%
Banca Monte dei Paschi di Siena SpA (c)	1,299,441	11,155,049
Intesa Sanpaolo SpA	7,547,502	45,023,430
UniCredit SpA	54,152	3,809,324
		59,987,803
Financial Services - 0.0%
Banca Mediolanum SpA	59,803	1,194,451
Nexi SpA (c)(d)(e)	725,980	2,668,414
		3,862,865
TOTAL FINANCIALS		63,850,668
Industrials - 0.6%
Aerospace & Defense - 0.6%
Leonardo SpA	670,819	45,002,251
Utilities - 0.5%
Electric Utilities - 0.5%
Enel SpA	3,494,049	37,861,843
TOTAL ITALY		189,698,089
JAPAN - 21.9%
Communication Services - 1.0%
Entertainment - 0.2%
Konami Group Corp	100,980	12,302,374
Nexon Co Ltd	239,291	4,416,265
		16,718,639
Wireless Telecommunication Services - 0.8%
SoftBank Group Corp	2,783,350	62,347,181
TOTAL COMMUNICATION SERVICES		79,065,820
Consumer Discretionary - 5.0%
Automobile Components - 0.7%
Aisin Corp	1,335,427	18,242,688
Bridgestone Corp	554,136	11,407,091
Denso Corp	1,430,500	17,553,944
Sumitomo Electric Industries Ltd	118,828	6,274,400
		53,478,123
Automobiles - 1.7%
Isuzu Motors Ltd	64,667	904,983
Subaru Corp	484,900	7,587,972
Suzuki Motor Corp	3,797,798	44,880,566
Toyota Motor Corp	4,238,408	84,445,015
		137,818,536
Household Durables - 1.6%
Panasonic Holdings Corp	2,910,219	47,411,053
Sony Group Corp	4,101,965	82,941,342
		130,352,395
Leisure Products - 0.4%
Bandai Namco Holdings Inc	1,498,114	36,502,989
Textiles, Apparel & Luxury Goods - 0.6%
Asics Corp	1,772,800	46,424,226
TOTAL CONSUMER DISCRETIONARY		404,576,269
Consumer Staples - 1.1%
Beverages - 0.1%
Kirin Holdings Co Ltd	487,440	7,755,181
Consumer Staples Distribution & Retail - 0.2%
Aeon Co Ltd	1,222,500	14,516,249
Food Products - 0.2%
Ajinomoto Co Inc	588,882	16,315,265
Tobacco - 0.6%
Japan Tobacco Inc	1,354,453	51,377,128
TOTAL CONSUMER STAPLES		89,963,823
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
ENEOS Holdings Inc (c)	2,252,360	20,017,982
Idemitsu Kosan Co Ltd	479,700	4,659,320
Inpex Corp	1,889,936	55,707,890
TOTAL ENERGY		80,385,192
Financials - 2.0%
Banks - 0.6%
Japan Post Bank Co Ltd	384,918	6,105,863
Mitsubishi UFJ Financial Group Inc	2,229,408	36,523,493
Sumitomo Mitsui Financial Group Inc	220,738	6,962,694
		49,592,050
Capital Markets - 1.0%
Daiwa Securities Group Inc	4,553,727	41,891,821
Nomura Holdings Inc	4,333,748	32,877,556
SBI Holdings Inc	207,482	3,724,623
		78,494,000
Financial Services - 0.3%
ORIX Corp	714,800	20,749,716
Insurance - 0.1%
Daiichi Life Group Inc	1,288,014	11,532,515
TOTAL FINANCIALS		160,368,281
Health Care - 1.6%
Health Care Equipment & Supplies - 0.3%
Hoya Corp	57,296	9,585,134
Terumo Corp	1,399,789	18,592,705
		28,177,839
Pharmaceuticals - 1.3%
Astellas Pharma Inc	3,629,604	57,609,859
Eisai Co Ltd	217,963	6,689,756
Kyowa Kirin Co Ltd	235,780	3,830,004
Otsuka Holdings Co Ltd	279,417	19,384,274
Shionogi & Co Ltd	778,300	17,012,209
		104,526,102
TOTAL HEALTH CARE		132,703,941
Industrials - 5.7%
Building Products - 0.1%
AGC Inc	135,340	4,688,569
Construction & Engineering - 0.2%
Obayashi Corp (c)	572,300	13,544,367
Taisei Corp	58,000	5,867,427
		19,411,794
Electrical Equipment - 0.7%
Fujikura Ltd	170,136	4,384,588
Mitsubishi Electric Corp	1,376,630	43,266,630
NIDEC CORP	774,992	9,600,418
		57,251,636
Ground Transportation - 0.5%
Central Japan Railway Co	1,573,655	40,495,303
Industrial Conglomerates - 1.1%
Hitachi Ltd	3,148,100	88,548,681
Machinery - 1.2%
Daifuku Co Ltd (c)	583,600	19,938,119
FANUC Corp	352,800	11,786,305
Kubota Corp	882,446	13,661,635
Makita Corp	1,138,500	36,420,810
Mitsubishi Heavy Industries Ltd	365,084	9,714,563
SMC Corp	9,100	3,432,891
		94,954,323
Marine Transportation - 0.2%
Nippon Yusen KK (c)	427,072	15,521,573
Professional Services - 0.1%
Recruit Holdings Co Ltd	270,144	11,108,407
Trading Companies & Distributors - 1.6%
ITOCHU Corp	787,348	9,795,650
Mitsubishi Corp	458,500	15,360,855
Mitsui & Co Ltd	1,043,731	39,189,648
Sumitomo Corp	1,144,441	41,680,281
Toyota Tsusho Corp	679,900	25,490,092
		131,516,526
TOTAL INDUSTRIALS		463,496,812
Information Technology - 3.6%
Electronic Equipment, Instruments & Components - 0.9%
Kyocera Corp	227,074	3,402,426
Murata Manufacturing Co Ltd	1,449,600	31,137,560
TDK Corp	667,800	8,272,548
Yokogawa Electric Corp	879,594	26,292,769
		69,105,303
IT Services - 0.5%
NEC Corp	1,787,506	43,317,779
Otsuka Corp	88,900	1,692,239
		45,010,018
Semiconductors & Semiconductor Equipment - 2.2%
Advantest Corp	572,200	73,298,422
Kioxia Holdings Corp (b)	28,772	3,459,058
Lasertec Corp	6,009	1,262,721
Renesas Electronics Corp	3,456,358	46,856,458
Tokyo Electron Ltd	233,700	54,822,791
		179,699,450
TOTAL INFORMATION TECHNOLOGY		293,814,771
Materials - 0.5%
Chemicals - 0.4%
Asahi Kasei Corp	1,651,359	15,701,464
Mitsubishi Chemical Group Corp	2,082,473	11,796,372
Nippon Paint Holdings Co Ltd	567,268	3,489,285
		30,987,121
Metals & Mining - 0.1%
Sumitomo Metal Mining Co Ltd	148,392	8,279,582
TOTAL MATERIALS		39,266,703
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Mitsui Fudosan Co Ltd	1,515,725	15,810,987
Utilities - 0.3%
Electric Utilities - 0.1%
Kansai Electric Power Co Inc/The	250,300	4,076,118
Gas Utilities - 0.2%
Osaka Gas Co Ltd	81,800	3,288,906
Tokyo Gas Co Ltd	280,249	13,097,299
		16,386,205
TOTAL UTILITIES		20,462,323
TOTAL JAPAN		1,779,914,922
LUXEMBOURG - 0.2%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	12,511	906,116
Materials - 0.2%
Metals & Mining - 0.2%
ArcelorMittal SA	318,412	16,134,721
TOTAL LUXEMBOURG		17,040,837
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Galaxy Entertainment Group Ltd	1,922,576	8,581,615
MEXICO - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Fresnillo PLC	830,166	36,304,607
NETHERLANDS - 5.2%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Koninklijke KPN NV	6,882,401	38,207,977
Consumer Staples - 0.1%
Beverages - 0.1%
Heineken Holding NV Class A	58,689	4,161,719
Financials - 1.4%
Banks - 0.7%
ABN AMRO Bank NV depository receipt (d)	553,497	17,343,880
ING Groep NV	1,450,022	37,048,155
		54,392,035
Insurance - 0.7%
ASR Nederland NV	128,325	8,777,841
NN Group NV	635,053	49,223,785
		58,001,626
TOTAL FINANCIALS		112,393,661
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE (b)	19,394	13,916,198
Health Care Equipment & Supplies - 0.0%
Koninklijke Philips NV	204,747	5,523,570
TOTAL HEALTH CARE		19,439,768
Industrials - 0.0%
Professional Services - 0.0%
Wolters Kluwer NV	48,633	3,632,448
Information Technology - 3.0%
Semiconductors & Semiconductor Equipment - 3.0%
ASM International NV	6,864	5,053,802
ASML Holding NV	185,151	239,516,393
TOTAL INFORMATION TECHNOLOGY		244,570,195
TOTAL NETHERLANDS		422,405,768
NEW ZEALAND - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	1,746,480	5,549,989
NORWAY - 0.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	153,403	2,698,007
Financials - 0.2%
Insurance - 0.2%
Gjensidige Forsikring ASA	476,990	12,413,789
Industrials - 0.6%
Aerospace & Defense - 0.6%
Kongsberg Gruppen ASA	1,141,746	48,668,856
TOTAL NORWAY		63,780,652
PORTUGAL - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Galp Energia SGPS SA	517,517	12,567,594
Utilities - 0.0%
Electric Utilities - 0.0%
EDP SA	578,867	3,027,603
TOTAL PORTUGAL		15,595,197
SINGAPORE - 1.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	1,364,600	5,243,154
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Sea Ltd Class A ADR (b)	124,938	10,346,116
Financials - 0.8%
Banks - 0.5%
DBS Group Holdings Ltd	200	8,851
Oversea-Chinese Banking Corp Ltd	1,209,208	20,662,908
United Overseas Bank Ltd	571,126	16,280,445
		36,952,204
Capital Markets - 0.3%
Singapore Exchange Ltd	1,433,100	21,757,884
TOTAL FINANCIALS		58,710,088
Industrials - 0.6%
Aerospace & Defense - 0.6%
Singapore Technologies Engineering Ltd	5,735,655	48,224,648
Passenger Airlines - 0.0%
Singapore Airlines Ltd	726,227	3,728,007
TOTAL INDUSTRIALS		51,952,655
Real Estate - 0.2%
Diversified REITs - 0.2%
CapitaLand Integrated Commercial Trust	10,690,307	19,040,836
TOTAL SINGAPORE		145,292,849
SPAIN - 5.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica SA	255,404	1,120,317
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.0%
Amadeus IT Group SA Class A	70,884	3,988,414
Specialty Retail - 0.4%
Industria de Diseno Textil SA	538,584	30,652,999
TOTAL CONSUMER DISCRETIONARY		34,641,413
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	216,720	6,174,722
Financials - 2.2%
Banks - 2.2%
Banco Bilbao Vizcaya Argentaria SA	4,061,087	85,665,636
Banco Bilbao Vizcaya Argentaria SA ADR	8	173
Banco Santander SA	7,906,351	86,724,896
		172,390,705
Insurance - 0.0%
Mapfre SA	359,890	1,586,543
TOTAL FINANCIALS		173,977,248
Industrials - 0.9%
Construction & Engineering - 0.3%
ACS Actividades de Construccion y Servicios SA	185,879	22,516,096
Transportation Infrastructure - 0.6%
Aena SME SA (d)(e)	1,617,852	47,722,253
TOTAL INDUSTRIALS		70,238,349
Utilities - 1.7%
Electric Utilities - 1.7%
Endesa SA	845,556	35,262,280
Iberdrola SA	4,335,915	98,955,372
		134,217,652
Gas Utilities - 0.0%
Naturgy Energy Group SA	231,436	6,928,387
TOTAL UTILITIES		141,146,039
TOTAL SPAIN		427,298,088
SWEDEN - 2.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	666,411	3,395,886
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	40,609	834,774
TOTAL COMMUNICATION SERVICES		4,230,660
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Evolution AB (e)	60	3,709
Financials - 0.9%
Banks - 0.0%
Svenska Handelsbanken AB A Shares	10	130
Swedbank AB A1 Shares	108,514	3,655,476
		3,655,606
Financial Services - 0.9%
Industrivarden AB A Shares	163,104	8,015,083
Industrivarden AB C Shares	19	929
Investor AB B Shares	1,582,891	59,241,472
		67,257,484
TOTAL FINANCIALS		70,913,090
Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (b)	28,784	1,192,511
Industrials - 0.4%
Construction & Engineering - 0.0%
Skanska AB B Shares	65,631	1,751,242
Machinery - 0.4%
Sandvik AB	364,269	13,752,462
SKF AB B Shares	28	663
Volvo AB B Shares	407,150	13,139,212
		26,892,337
TOTAL INDUSTRIALS		28,643,579
Information Technology - 0.6%
Communications Equipment - 0.6%
Telefonaktiebolaget LM Ericsson B Shares	4,573,119	51,351,064
Materials - 0.0%
Metals & Mining - 0.0%
Boliden AB (b)	65,250	3,347,744
TOTAL SWEDEN		159,682,357
SWITZERLAND - 3.5%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Cie Financiere Richemont SA Series A	48,555	8,413,326
Financials - 1.1%
Capital Markets - 1.1%
UBS Group AG	2,310,954	88,813,928
Insurance - 0.0%
Helvetia Baloise Holding AG	5,700	1,464,207
Zurich Insurance Group AG	3,704	2,600,582
		4,064,789
TOTAL FINANCIALS		92,878,717
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	20,435	4,574,619
Life Sciences Tools & Services - 0.0%
Lonza Group AG	5,233	3,303,674
TOTAL HEALTH CARE		7,878,293
Industrials - 1.9%
Building Products - 0.0%
Geberit AG	10	6,660
Electrical Equipment - 1.2%
ABB Ltd	1,114,738	88,164,121
Machinery - 0.5%
Schindler Holding AG participation certificate	79,880	26,013,947
VAT Group AG (d)(e)	20,940	12,669,800
		38,683,747
Marine Transportation - 0.0%
Kuehne + Nagel International AG	10,298	2,322,073
Professional Services - 0.2%
SGS SA	139,552	14,677,743
TOTAL INDUSTRIALS		143,854,344
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Logitech International SA	9,746	881,967
Materials - 0.3%
Chemicals - 0.3%
DSM-Firmenich AG	105,419	7,486,375
EMS-Chemie Holding AG	639	497,470
Givaudan SA	5,121	17,189,550
TOTAL MATERIALS		25,173,395
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Swiss Prime Site AG	99	16,715
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG	7,849	1,533,284
TOTAL SWITZERLAND		280,630,041
UNITED KINGDOM - 11.3%
Communication Services - 0.6%
Wireless Telecommunication Services - 0.6%
Vodafone Group PLC	28,743,711	43,105,184
Vodafone Group PLC ADR	202,238	3,037,615
TOTAL COMMUNICATION SERVICES		46,142,799
Consumer Discretionary - 0.3%
Broadline Retail - 0.0%
Next PLC	30	5,033
Hotels, Restaurants & Leisure - 0.3%
Compass Group PLC	767,150	21,171,085
Specialty Retail - 0.0%
Kingfisher PLC	736	2,764
TOTAL CONSUMER DISCRETIONARY		21,178,882
Consumer Staples - 2.4%
Consumer Staples Distribution & Retail - 0.5%
Tesco PLC	6,238,455	39,064,903
Personal Care Products - 0.3%
Unilever PLC	269,047	14,953,085
Unilever PLC ADR	282,559	16,097,386
		31,050,471
Tobacco - 1.6%
British American Tobacco PLC	568,711	32,902,522
British American Tobacco PLC ADR	908,835	53,139,583
Imperial Brands PLC	1,020,833	41,305,406
		127,347,511
TOTAL CONSUMER STAPLES		197,462,885
Financials - 3.9%
Banks - 3.4%
Barclays PLC	1,539,897	7,937,800
Barclays PLC ADR	1,129,303	23,896,051
HSBC Holdings PLC	7,080,863	114,491,166
HSBC Holdings PLC ADR	473,307	39,043,094
Lloyds Banking Group PLC	33,284,871	40,681,177
NatWest Group PLC	5,071,410	37,133,651
NatWest Group PLC ADR	705,862	10,517,344
Standard Chartered PLC	177,427	3,651,799
		277,352,082
Capital Markets - 0.0%
3i Group PLC	52	1,678
London Stock Exchange Group PLC	24	2,816
		4,494
Financial Services - 0.1%
M&G PLC	1,572,158	5,660,071
Insurance - 0.4%
Admiral Group PLC	357,107	14,889,005
Aviva PLC	2,518,209	20,011,941
		34,900,946
TOTAL FINANCIALS		317,917,593
Health Care - 1.0%
Health Care Equipment & Supplies - 0.1%
Smith & Nephew PLC	489,779	7,682,017
Pharmaceuticals - 0.9%
Astrazeneca PLC	384,730	74,805,686
Astrazeneca PLC (United States)	82	16,172
		74,821,858
TOTAL HEALTH CARE		82,503,875
Industrials - 2.2%
Aerospace & Defense - 1.8%
BAE Systems PLC	2,081,732	60,618,371
Rolls-Royce Holdings PLC	5,904,188	88,463,346
		149,081,717
Industrial Conglomerates - 0.2%
CK Hutchison Holdings Ltd	2,572,266	19,551,479
Trading Companies & Distributors - 0.2%
Bunzl PLC	428,386	12,791,784
TOTAL INDUSTRIALS		181,424,980
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.2%
Halma PLC	226,315	11,388,911
Software - 0.1%
Sage Group PLC/The	950,550	10,540,764
TOTAL INFORMATION TECHNOLOGY		21,929,675
Utilities - 0.6%
Multi-Utilities - 0.6%
National Grid PLC	2,476,049	41,605,304
National Grid PLC ADR	101,129	8,555,513
TOTAL UTILITIES		50,160,817
TOTAL UNITED KINGDOM		918,721,506
UNITED STATES - 10.0%
Communication Services - 0.3%
Entertainment - 0.3%
Spotify Technology SA (b)	53,825	26,100,281
Consumer Staples - 1.1%
Food Products - 1.1%
Nestle SA	922,378	90,461,334
Energy - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
BP PLC	2,624,019	21,057,718
Shell PLC	2,180,322	103,400,873
Shell PLC ADR	429,935	39,983,955
TOTAL ENERGY		164,442,546
Financials - 0.2%
Insurance - 0.2%
Aegon Ltd	2,208,513	15,898,276
Health Care - 5.6%
Life Sciences Tools & Services - 0.3%
QIAGEN NV (Germany)	651,912	26,180,791
Pharmaceuticals - 5.3%
GSK PLC	1,377,058	37,619,991
GSK PLC ADR	922,000	50,885,180
Novartis AG	811,623	122,677,283
Roche Holding AG	282,822	111,310,761
Roche Holding AG ADR	46,714	2,322,153
Roche Holding AG bearer shares	22,141	9,060,199
Sanofi SA	617,108	59,002,876
Sanofi SA ADR (c)	582,257	28,053,142
		420,931,585
TOTAL HEALTH CARE		447,112,376
Industrials - 0.4%
Electrical Equipment - 0.2%
Schneider Electric SE	69,882	18,505,120
Marine Transportation - 0.2%
AP Moller - Maersk A/S Series A	1,693	4,119,112
AP Moller - Maersk A/S Series B	5,342	13,265,763
		17,384,875
TOTAL INDUSTRIALS		35,889,995
Information Technology - 0.0%
Software - 0.0%
Monday.com Ltd (b)	32,369	2,237,021
Materials - 0.3%
Construction Materials - 0.3%
CRH PLC (United Kingdom)	143,006	14,729,983
Holcim AG	137,395	11,155,182
TOTAL MATERIALS		25,885,165
TOTAL UNITED STATES		808,026,994
TOTAL COMMON STOCKS (Cost $7,225,373,417)		7,895,872,010

Non-Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
GERMANY - 0.5%
Consumer Discretionary - 0.5%
Automobiles - 0.5%
Volkswagen AG non-voting shares (Cost $49,113,209)	439,852	43,926,014

U.S. Treasury Obligations - 0.1%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/16/2026 (g)	3.61	3,830,000	3,824,214
US Treasury Bills 0% 4/2/2026	3.51 to 3.56	600,000	599,939
US Treasury Bills 0% 4/9/2026	3.55 to 3.58	620,000	619,502
US Treasury Bills 0% 5/28/2026 (g)	3.61	2,810,000	2,793,817
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,837,823)			7,837,472

Money Market Funds - 2.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	117,547,595	117,571,105
Fidelity Securities Lending Cash Central Fund (h)(i)	3.69	76,213,290	76,220,911
TOTAL MONEY MARKET FUNDS (Cost $193,792,016)			193,792,016

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $7,476,116,465)	8,141,427,512
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(28,012,971)
NET ASSETS - 100.0%	8,113,414,541

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	845	6/2026	122,571,475	1,258,628

The notional amount of long futures as a percentage of Net Assets is 1.5%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $128,465,575 or 1.6% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $111,125,404 or 1.4% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,210,673.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $15,737,521.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	38,515,325	1,443,147,667	1,364,094,532	2,740,548	2,645	-	117,571,105	117,547,595	0.2%
Fidelity Securities Lending Cash Central Fund	40,843,586	462,998,236	427,618,584	253,937	(2,327)	-	76,220,911	76,213,290	0.2%
Total	79,358,911	1,906,145,903	1,791,713,116	2,994,485	318	-	193,792,016

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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